Cover	Feb. 21, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Electric Last Mile Solutions, Inc. (the “Company”) is filing an amendment to its Current Report on Form 8-K, filed with the Securities and Exchange Commission on March 4, 2022 (the “Original Form 8-K”), to amend Item 2.05 to provide an estimate of the total charges expected to be incurred in connection with the Company's previously announced reduction in force. This amendment to the Original Form 8-K is being filed by the Company solely to amend and supplement the Company’s disclosure under Item 2.05 of the Original Form 8-K. The remainder of the Original Form 8-K is unchanged.
Document Period End Date	Feb. 21, 2022
Entity File Number	001-39457
Entity Registrant Name	ELECTRIC LAST MILE SOLUTIONS, INC.
Entity Central Index Key	0001784168
Entity Tax Identification Number	84-2308711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1055 W. Square Lake Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48098
City Area Code	(888)
Local Phone Number	825-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ELMS
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	ELMSW
Security Exchange Name	NASDAQ